Periods Ended 12/31/01               1 Year      5 Years       10 Years

Short-Term Bond Fund                 8.47%        6.32%          5.35%

Lehman Brothers 1-3 Yr.
   U.S. Gov't./Credit Index          8.78         6.71           6.18

Lipper Short Investment Grade
  Debt Funds Average                 7.25         5.93           5.63